COMMITMENTS	12 Months Ended
Jun. 30, 2019
COMMITMENTS
COMMITMENTS

NOTE 11 — COMMITMENTS

Operating lease commitments

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The Company’s lease agreements are entered into with third parties and usually have a renewal option with an advance notice period of one to 12 months, and no restrictions or contingent rents. For lease agreements with escalated rental payments, they are recognized on a straight-line basis over the lease term.

The Company’s leases mainly include office buildings and movie theaters. Rental expense charged to operations under operating leases for the years ended June 30, 2019, 2018 and 2017, amounted to 335,379,  $50,212 and $34,801, respectively.

Future minimum lease obligations for operating leases with initial terms in excess of one year at June 30, 2019 are as follows:

For the 12 months ending June 30,
2020	$521,905
2021	475,359
2022	474,797
2023	486,265
2024	489,823
Thereafter	2,646,590
Total	$5,094,739